Share-based compensation arrangements	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation arrangements
30	Share-based compensation arrangements
In June 2018, the Board of Directors of the Company approved and adopted the 2018 Share Plan, under which the Company reserves 311,125,716 shares to grant share options or restricted share units for officers, directors, employees and non-employees.

(a)	Share options
Share options granted under the 2018 Share Plan are generally subject to a time-based requirement of up to four-year service schedule.
Under the 2018 Share Plan, 57,443,348, 10,834,516, and 16,276,585 share options were granted to officers, employees and nonemployees for the years ended December 31, 2022, 2023 and 2024, respectively. Share options were granted with exercise prices ranging from USD0.5 to USD3.9. All the share options granted under the 2018 Share Plan have a contractual term of ten years.
Share options’ activities for the years presented were summarized as follows:

	For the year ended December 31,
	2022		2023		2024
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	USD		USD		USD
Outstanding as of January 1	0.6	53,564,010	0.9	103,897,771	0.9	109,142,239
Granted	1.2	57,443,348	1.2	10,834,516	2.7	16,276,585
Expired	0.5	(1,062,550)	0.6	(935,335)	0.8	(643,187)
Forfeited	0.7	(6,047,037)	0.9	(4,654,713)	1.2	(2,923,088)

Outstanding as of December 31	0.9	103,897,771	0.9	109,142,239	1.2	121,852,549

Exercisable as of December 31		—		—	1.2	84,685,936

The weighted average grant date fair value of the share options granted for the years ended December 31, 2022, 2023 and 2024 were USD2.4, USD2.6 and USD3.4, respectively. The aggregated fair value of the share options at the grant date for the years ended December 31, 2022, 2023 and 2024 were USD142.8 million (equivalent to RMB959.8 million), USD27.6 million (equivalent to RMB194.3 million) and USD55.7 million (equivalent to RMB396.5 million), respectively.
In December 2024, the Board of Directors of the Company approved to modify the exercise price of 8,879,402 share options that were previously granted in July 2024 that had been vested in October 2024 as a result of the compl
e
tion of the IPO, from USD 1.22 per share to USD 3.89 per share.
The
share options outstanding as of December 31, 2022, 2023 and 2024 had weighted average remaining contractual life of 9.1 years, 8.0 years and 7.0 years, respectively.
The fair value of share options granted was measured by reference to the fair value of the Company’s equity interest. The Group had used the discounted cash flow method to determine the underlying equity fair value of the Company. The estimation of the share options granted was measured based on a binominal options pricing model. The key assumptions used in determining the fair value of share options were as follows:

	For the year ended December 31,
	2022	2023	2024
Fair value of the Company’s ordinary shares	USD2.68-USD3.42 per share	USD3.46 per share	USD3.47-USD4.82 per share
Expected volatility	51.2%-56.2%	52.0%	52.0%-52.3%
Exercise multiple	2.2x	2.2x-2.8x	2.2x-2.8x
Expected dividends	0%	0%	0%
Risk-free interest rate (per annum)	2.8%-4.1%	4.05%	4.0%-4.51%
Expected term	10 years	10 years	10 years
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s share options. The risk-free
interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s share options in effect at the valuation date. The expected exercise multiple was estimated as the average ratio of the share price to the exercise price of when employees, officers or nonemployees would decide to voluntarily exercise their vested share options. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the share options.

(b)	Restricted share units
Restricted share units granted under the 2018 Share Plan have a contractual term of seven years with varying time-based requirement of service period up to four years and a requirement of the closing of an IPO of the Company. No cash consideration is required of the recipient in connection with the grant of restricted share units.
The completion of the Company’s IPO was considered a
non-market
performance condition before the Company completed its IPO on October 28, 2024. Service and non-market
performance conditions are not taken into account when determining the grant date fair value of restricted share units, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of restricted share units that will ultimately vest.
That is, before the Company completed its IPO, the actual length of vesting period of the restricted share units is subject to an IPO condition. The Group considered that an IPO would be probable to occur after the required service period and recognized the share compensation expenses over the estimated vesting period, which was based on an estimate of when an IPO would occur.
The Company had determined that an IPO was not probable as of December 31, 2022, therefore, no
compensation expense relating to the restricted share units was recognized for the year ended December 31, 2022.
Upon completion of the filings with the China Securities Regulatory Commission (“CSRC”) for offering and the CSRC concluded the filing procedure and published the filing results on the CSRC website in August 2023, which was essential for the completion of an IPO, the Company had determined that the vesting of the restricted share units has since become probable. Accordingly, the Group had recognized a cumulative catch-up
of the share-based compensation amounting RMB417.1 million for the year ended December 31, 2023.
Restricted share units’ activities for the years presented were summarized as follows:

	For the year ended December 31,
	2022 Number of restricted share units	2023 Number of restricted share units	2024 Number of restricted share units
Outstanding as of January 1	194,569,490	194,569,490	194,035,796
Granted	—	—	20,281,568
Forfeited	—	(533,694)	(470,649)
Vested	—	—	(207,065,147)

Outstanding as of December 31	194,569,490	194,035,796	6,781,568

The restricted share units outstanding as of December 31, 2022, 2023 and 2024 had weighted average remaining contractual life of 1.4 years, 0.4 years and 6.9 years, respectively.
In June 2024, the Board of Directors of the Company approved to accelerate the vesting of 125,994,150 restricted share units granted to certain management personnel through waiving the requirement of the closing of an IPO of the Company. As a result, the Company recognized a total share-based compensation expense in the amount of RMB69.5 million for the year ended December 31, 2024.
Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for aforementioned share options and restricted share units granted were RMB
325.4
 million, RMB
931.8
 million and RMB
1
,
187.9
million for the years ended
December 31, 2022
,
2023
and
2024
, respectively.